Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2018	2017	2016
Numerator:
Net loss	$(57,515)	$(35,491)	$(9,431)
Accretion of redeemable convertible preferred stock to redemption value	(88)	(213)	(107)
Cumulative dividends on redeemable convertible preferred stock	—	(437)	(197)
Reversal of cumulative dividends on redeemable convertible preferred stock	—	634	—

Net loss attributable to common stockholders	$(57,603)	$(35,507)	$(9,735)

Denominator:
Weighted average common shares outstanding, basic and diluted	18,389,576	1,856,907	149,414

Net loss per share attributable to common stockholders, basic and diluted	$(3.13)	$(19.12)	$(65.15)

Schedule of Antidilutive Common Stock Equivalents Excluded from Computation of Earnings Per Share

The following common stock equivalents presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	December 31,
	2018	2017	2016
Stock options to purchase common stock	3,509,829	624,406	—
Unvested restricted common stock	1,022,521	2,107,300	3,603,847
Redeemable convertible preferred stock (as converted to common stock)	—	19,032,066	6,857,241

	4,532,350	21,763,772	10,461,088